The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 41.3%
	AGGREGATE BOND — 7.3%
2,624	AB High Yield ETF	$95,772
70,245	iShares Yield Optimized Bond ETF	1,575,553
		1,671,325
	BROAD BASED — 0.1%
482	Invesco DB Commodity Index Tracking Fund*	10,623
	BROAD MARKET — 0.1%
264	Schwab Fundamental U.S. Broad Market Index ETF	16,130
106	Vanguard U.S. Quality Factor ETF	13,406
		29,536
	CONSUMER STAPLES — 0.2%
574	Invesco S&P SmallCap Consumer Staples ETF	22,046
120	Vanguard Consumer Staples ETF	22,915
		44,961
	CONVERTIBLE — 0.0%
61	iShares Convertible Bond ETF	4,794
	CORPORATE — 29.7%
34,079	Franklin Senior Loan ETF	827,779
10,615	iShares 0-5 Year High Yield Corporate Bond ETF	448,165
11,216	iShares Investment Grade Bond Factor ETF	507,468
17,760	PGIM Ultra Short Bond ETF	877,166
39,248	Principal Active High Yield ETF	740,217
15,447	SPDR Portfolio Intermediate Term Corporate Bond ETF	507,125
26,455	SPDR Portfolio Short Term Corporate Bond ETF	787,830
26,159	VanEck IG Floating Rate ETF	657,899
8,431	Vanguard Long-Term Corporate Bond ETF	675,745
17,203	Xtrackers Short Duration High Yield Bond ETF	763,268
		6,792,662
	EMERGING MARKETS — 0.0%
164	Columbia EM Core ex-China ETF	4,964
	GLOBAL — 0.1%
97	SPDR Global Dow ETF	11,544
	GOVERNMENT — 3.0%
6,997	iShares 7-10 Year Treasury Bond ETF	674,441
	INTERNATIONAL — 0.2%
164	iShares Currency Hedged MSCI EAFE Small-Cap ETF	4,805
212	Schwab Fundamental International Large Co. Index ETF	7,151

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
274	SPDR Portfolio Developed World ex-US ETF	$9,319
193	Vanguard FTSE Developed Markets ETF	9,245
311	WisdomTree Global ex-US Quality Dividend Growth Fund	11,504
		42,024
	LARGE-CAP — 0.3%
31	Invesco QQQ Trust Series 1	12,695
234	Schwab Fundamental U.S. Large Co. Index ETF	14,494
148	Schwab U.S. Large-Cap Growth ETF	12,278
347	SPDR Portfolio S&P 500 Value ETF	16,181
66	Vanguard Mega Cap ETF	11,172
		66,820
	MID-CAP — 0.2%
63	Invesco S&P MidCap 400 Pure Value ETF	7,335
142	Invesco S&P Midcap 400 Revenue ETF	14,914
142	JPMorgan Market Expansion Enhanced Equity ETF	7,627
56	Vanguard Mid-Cap Growth ETF	12,296
		42,172
	PRECIOUS METALS — 0.1%
685	abrdn Physical Silver Shares ETF*	15,598
304	iShares Gold Trust*	11,865
		27,463
	SMALL-CAP — 0.0%
130	Dimensional U.S. Small Cap ETF	7,751
	Total Exchange-Traded Funds
	(Cost $9,280,688)	9,431,080
	MUTUAL FUNDS — 51.4%
	AGGREGATE BOND — 23.2%
109,015	Allspring Core Plus Bond Fund - Class R6	1,239,498
220,889	DFA Diversified Fixed Income Portfolio - Class Institutional	2,025,551
111,950	Vanguard Core Bond Fund - Admiral Shares	2,037,482
		5,302,531
	BLEND BROAD MARKET — 0.1%
407	DFA U.S. Core Equity 1 Portfolio - Class Institutional	14,671
	BLEND LARGE CAP — 0.1%
458	DFA U.S. Large Co. Portfolio - Class Institutional	14,487
157	Schwab S&P 500 Index Fund - Class Select	11,453
		25,940
	BLEND MID CAP — 0.1%
435	Vanguard Strategic Equity Fund - Class Investor	14,937

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.0%
123	New World Fund, Inc. - Class F-3	$9,222
	EMERGING MARKETS BOND — 10.2%
128,348	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,071,706
54,088	Vanguard Emerging Markets Bond Fund - Class Admiral	1,253,210
		2,324,916
	FOREIGN AGGREGATE BOND — 14.2%
75,134	DFA Short Duration Real Return Portfolio - Class Institutional	770,874
227,047	Dodge & Cox Global Bond Fund - Class I	2,483,897
		3,254,771
	FOREIGN BLEND — 0.0%
382	Dimensional Global Equity Portfolio - Class Institutional	11,637
	FOREIGN VALUE — 0.1%
341	DFA International Value Portfolio - Class Institutional	6,815
771	Dodge & Cox Global Stock Fund - Class I	11,499
		18,314
	GENERAL CORPORATE BOND — 3.1%
75,902	T Rowe Price Institutional Floating Rate Fund - Class Institutional	718,037
	GROWTH BROAD MARKET — 0.1%
211	New Perspective Fund - Class R-6	11,778
	GROWTH LARGE CAP — 0.1%
236	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	12,239
	GROWTH SMALL CAP — 0.0%
74	Vanguard Explorer Fund - Class Admiral	7,661
	VALUE LARGE CAP — 0.0%
161	Vanguard Windsor Fund - Class Admiral	11,695
	VALUE MID CAP — 0.1%
243	DFA U.S. Targeted Value Portfolio - Class Institutional	7,738
467	Vanguard Selected Value Fund - Class Investor	13,507
		21,245
	Total Mutual Funds
	(Cost $11,668,475)	11,759,594
	MONEY MARKET FUNDS — 7.3%
1,113,142	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.27%[1]	1,113,142

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
552,087	Goldman Sachs Financial Square Government Fund - Institutional Class, 5.17%[1]	$552,087
	Money Market Funds
	(Cost $1,665,229)	1,665,229
	TOTAL INVESTMENTS — 100.0%
	(Cost $22,614,392)	22,855,903
	Other Assets in Excess of Liabilities — 0.0%	2,816
	TOTAL NET ASSETS — 100.0%	$22,858,719

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2023.